UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chartist, Inc.
Address: 5122 Katella Avenue Suite 200
         Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos CA, April 21, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[   ] 13F Notice
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 275,202

FORM 13F INFORMATION TABLE
Name of Issuer                Title CUSIP No.    Market   Shares   Sh/  Investment Voting
                              of                 Value             OtherDiscretion Authority
                              Class              *1000                  Sole       None
AGRIUM INC             F      Com   008916108    4889         52987Sh   52987      52987
AMAZON COM INC                Com   023135106    4808         26691Sh   26691      26691
ANADARKO PETROLEUM CORP       Com   032511107    5660         69091Sh   69091      69091
BHP BILLITON ADR NEW   F      Com   05545E209    4535         56976Sh   56976      56976
BAIDU INC ADR          F      Com   056752108    5711         41440Sh   41440      41440
CF INDUSTRIES HOLDINGS        Com   125269100    5087         37188Sh   37188      37188
CHIPOTLE MEXICAN GRILL        Com   169656105    5523         20277Sh   20277      20277
CITRIX SYSTEMS INC            Com   177376100    5078         69129Sh   69129      69129
SPDR DOW JONES INDL AVG       Com   78467X109    235           1909Sh   1909       1909
EBAY INC                      Com   278642103    4689        151072Sh   151072     151072
ISHARES MSCI EMRG MKT FD      Com   464287234    8669        178127Sh   178127     178127
ISHARES MSCI PAC EX JAPN      Com   464286665    8463        175183Sh   175183     175183
ISHARES MSCI AUS IDX FD       Com   464286103    8664        325478Sh   325478     325478
ISHARES MSCI HK IDX FD        Com   464286871    8017        423486Sh   423486     423486
ISHARES MSCI TAIWAN INDX      Com   464286731    8793        591626Sh   591626     591626
ISHARES MSCI KOREA IDX        Com   464286772    9499        147619Sh   147619     147619
ISHARES MSCI BRAZIL INDX      Com   464286400    7988        103063Sh   103063     103063
FORD MOTOR COMPANY NEW        Com   345370860    4249        284968Sh   284968     284968
FREEPORT MCMORAN COPPER       Com   35671D857    4819         86756Sh   86756      86756
F5 NETWORKS INC               Com   315616102    3811         37156Sh   37156      37156
MARKET VECTORS ETF            Com   57060U589    8396        214084Sh   214084     214084
SPDR GOLD TRUST               Com   78463V107    222           1590Sh   1590       1590
ISHARES TR S&P LATN AMER      Com   464287390    8387        155920Sh   155920     155920
ISHARES TR RUSSELL 2000       Com   464287655    280           3330Sh   3330       3330
ISHARES TR DJ US BASIC        Com   464287838    9656        118104Sh   118104     118104
PENNEY J C CO INC             Com   708160106    4969        138383Sh   138383     138383
LAS VEGAS SANDS CORP          Com   517834107    3643         86286Sh   86286      86286
MASSEY ENERGY COMPANY         Com   576206106    7395        108174Sh   108174     108174
MOSAIC COMPANY                Com   61945A107    4977         63197Sh   63197      63197
NETFLIX INC                   Com   64110L106    6364         26765Sh   26765      26765
NATIONAL OILWELL VARCO        Com   637071101    6123         77238Sh   77238      77238
PRICELINE.COM INC NEW         Com   741503403    5988         11823Sh   11823      11823
RIO TINTO PLC SPON ADR F      Com   767204100    4557         64070Sh   64070      64070
MARKET VECTORS ETF TRUST      Com   57060U506    9714        233342Sh   233342     233342
SHINSEI BANK LTD ORD   F      Com   J7385L103    12           10400Sh   10400      10400
ISHARES SILVER TRUST          Com   46428Q109    12325       335182Sh   335182     335182
SILVER WHEATON CORP    F      Com   828336107    6013        138666Sh   138666     138666
S P D R S&P 500 ETF TR        Com   78462F103    429           3233Sh   3233       3233
TECK RESOURCES LTD CL BF      Com   878742204    5033         94930Sh   94930      94930
UNITED CONTL HLDGS INC        Com   910047109    3696        160779Sh   160779     160779
VANGUARD MSCI EUROPEAN        Com   922042874    8234        158492Sh   158492     158492
VANGUARD MSCI EMERGING        Com   922042858    8186        167227Sh   167227     167227
WALTER ENERGY INC             Com   93317Q105    6461         47704Sh   47704      47704
WYNN RESORTS                  Com   983134107    5091         40035Sh   40035      40035
SECTOR SPDR MATERIALS FD      Com   81369Y100    9310        232631Sh   232631     232631
SPDR S&P METALS & MINING      Com   78464A755    10554       142071Sh   142071     142071